Other assets	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Other assets

15.	Other assets

The breakdown of “Other assets” is as follows:

Thousand of Reais	2024	2023

Other amounts receivable from customers	1,909,055	1,853,699
Prepaid expenses	1,204,673	1,272,342
Contractual Guarantees from Former Controlling Shareholders	496	496
Actuarial asset (Note 21)	341,013	338,820
Other receivables (1)	3,500,220	2,531,294
Total	6,955,457	5,996,651
(1)	Mainly represents the payment of premiums from the portfolio of payroll loans.